        MSDW LETTERHEAD

                                                 2000 Semi-Annual Report

                                                     Advisory Portfolios

                                                                MAS LOGO

We are pleased to present the Semi-Annual Report for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios of MAS Funds as of March 31, 2000.

TABLE OF CONTENTS

MAS Overview and Statement of Net Assets
   Advisory Foreign Fixed Income
      Portfolio.............................    1
   Advisory Mortgage Portfolio..............    3

Statement of Operations.....................   13
Statement of Changes in Net Assets..........   14
Financial Highlights........................   15
Notes to Financial Statements...............   17

THIS SEMI-ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED
INCOME PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Advisory Foreign Fixed Income Portfolio is used as a vehicle for making opportunistic foreign bond investments in core fixed-income portfolios managed by Miller Anderson & Sherrerd. This strategy concentrates on enhancing total returns through investments in foreign fixed-income securities and is managed as one component of a diversified portfolio. All securities held in the Portfolio have a credit quality of A or better at the time of purchase. Derivatives may be used to represent country investments or otherwise pursue portfolio strategy.

Investment results for this portfolio should not be analyzed on a stand-alone basis, but as part of the total return for a diversified fixed-income investment. Returns are presented here in compliance with reporting requirements for mutual funds. The Portfolio is available only to private advisory clients of Morgan Stanley Dean Witter Investment Management.


                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                      MAS ADVISORY   SALOMON BROAD
                        FOREIGN          INDEX
                      ----------------------------
SIX MONTHS                2.73%          2.02%
ONE YEAR                  2.73%          1.81%
FIVE YEARS               10.83%          7.14%
SINCE INCEPTION          10.57%          7.61%

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Advisory Foreign Fixed Income Portfolio commenced operations on 10/7/94. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (47.0%)

------------------------------------------------------
                             RATINGS    FACE
                           (STANDARD  AMOUNT     VALUE
                           & POOR'S)   (000)    (000)!
------------------------------------------------------
DANISH KRONE (3.2%)
Kingdom of Denmark
   6.00%, 11/15/02          AAA  DKK  3,000    $   394
------------------------------------------------------
EURO (43.8%)
Deutsche Pfandbriefe &
  Hypothekenbank AG
   5.625%, 2/7/03           AAA  EUR    511        499
Government of France O.A.T.
   8.50%, 4/25/03           AAA       1,906      2,018
Netherlands Government
   6.50%, 4/15/03           AAA         454        455
Spanish Government
   5.25%, 1/31/03           AAA         343        332
Treuhandanstalt
   7.375%, 12/2/02          AAA       2,096      2,138
------------------------------------------------------
GROUP TOTAL                                      5,442
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $6,725)      5,836
------------------------------------------------------
CASH EQUIVALENTS (56.8%)
------------------------------------------------------
DISCOUNT NOTES (52.1%)
Federal Home Loan Bank
   5.75%, 4/26/00                  $  1,300      1,295
   5.76%, 4/5/00                      1,300      1,299
   5.80%, 4/24/00                     1,300      1,295
Federal Home Loan Mortgage
  Corporation
   5.76%, 4/18/00                     1,300      1,297
Federal National Mortgage
  Association
   5.94%, 5/16/00                     1,300      1,290
------------------------------------------------------
GROUP TOTAL                                      6,476
------------------------------------------------------
REPURCHASE AGREEMENTS (4.7%)
Chase Securities, Inc.
  6.05%, dated 3/31/00, due 4/3/00,
  to be repurchased at $193,
  collateralized by various U.S.
  Government Obligations, due
  4/3/00-11/15/02, valued at $195       193        193
Goldman Sachs & Co.
  6.00%, dated 3/31/00, due 4/3/00,
  to be repurchased at $192,
  collateralized by U.S. Treasury
  Bonds, 12.00%, due 8/15/13, valued
  at $196                               192        192

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED INCOME
PORTFOLIO (UNAUDITED)

                                        FACE
                                      AMOUNT     VALUE
(CONT'D)                               (000)    (000)!
------------------------------------------------------
Merill Lynch & Co., Inc.
5.90%, dated 3/31/00, due 4/3/00, to
be repurchased at $192,
collateralized by U.S. Treasury
Notes, 11.625%, due 11/15/04, valued
at $196                                $192    $   192
------------------------------------------------------
GROUP TOTAL                                        577
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $7,053)             7,053
------------------------------------------------------
TOTAL INVESTMENTS (103.8%) (Cost $13,778)       12,889
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.8%)
Cash                                                 7
Foreign Currency (Cost $119)                       120
Interest Receivable                                237
Receivable from Investment Adviser                   7
Unrealized Gain on Forward Foreign
  Currency Contracts                               274
Other Assets                                        18
Payable for Fund Shares Redeemed                (1,100)
Payable for Administrative Fees                     (1)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (18)
Other Liabilities                                  (11)
                                               -------
                                                  (467)
------------------------------------------------------
NET ASSETS (100%)                              $12,422
------------------------------------------------------

                                                 VALUE
                                                (000)!
------------------------------------------------------
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 3,413,073 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                 $12,422
------------------------------------------------------
NET ASSET VALUE PER SHARE                      $  3.64
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $12,480
Undistributed Net Investment Income (Loss)          71
Undistributed Realized Net Gain (Loss)             451
Unrealized Appreciation (Depreciation) on:
  Investment Securities                           (889)
  Foreign Currency Transactions                    262
  Futures                                           47
------------------------------------------------------
NET ASSETS                                     $12,422
------------------------------------------------------

!    See Note A1 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Advisory Mortgage Portfolio is used as a vehicle for making mortgage investments in core fixed-income portfolios managed by Miller Anderson & Sherrerd. The Advisory Mortgage Portfolio invests in a broad range of mortgage securities, collateralized mortgage obligations (CMOs), asset-backed securities, U.S. Government and other fixed-income securities and is managed as one component of a diversified portfolio. Miller Anderson & Sherrerd selects mortgages that appear most attractively priced, while managing the Portfolio's prepayment sensitivity. Derivatives may be used to pursue portfolio strategy.

Investment results for this portfolio should not be analyzed on a stand-alone basis, but as part of the total return for a diversified fixed-income investment. Returns are presented here in compliance with reporting requirements for mutual funds. The Portfolio is available only to private advisory clients of Morgan Stanley Dean Witter Investment Management.


                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                      MAS ADVISORY   LEHMAN MORTGAGE
                        MORTGAGE          INDEX
                      ------------------------------
SIX MONTHS                0.64%            1.77%
ONE YEAR                 (0.12)%           2.25%
SINCE INCEPTION           6.84%            7.02%

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Advisory Mortgage Portfolio commenced operations on 4/12/95. Total returns are compared to the Lehman Mortgage Index, an unmanaged market index. Returns for periods less than one year are cumulative.


STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (143.8%)
---------------------------------------------------------

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
MARCH 31, 2000         & POOR'S)        (000)       (000)!
----------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (98.0%)
Federal Home Loan Mortgage
  Association,
  Conventional Pools:
   6.75%, 12/1/05           Agy    $       53  $        51
   8.00%,
     3/1/07-9/1/08          Agy           616          619
   8.25%,
     10/1/06-7/1/08         Agy           702          706
   8.75%, 4/1/08            Agy           115          118
   9.00%, 10/1/16           Agy           354          365
   9.50%,
     10/1/19-3/1/20         Agy        12,639       13,280
   10.00%,
     2/1/09-12/1/20         Agy        22,208       23,560
   10.25%,
     1/1/09-9/1/16          Agy            97          103
   10.50%,
     7/1/00-3/1/27          Agy        10,135       10,884
   11.00%,
     2/1/11-9/1/20          Agy         5,935        6,372
   11.25%,
     6/1/10-12/1/15         Agy            49           53
   11.50%,
     1/1/07-9/1/19          Agy         3,237        3,567
   11.75%,
     3/1/11-8/1/14          Agy           313          343
   12.00%,
     10/1/09-7/1/20         Agy         4,464        4,892
   12.50%,
     10/1/09-6/1/15         Agy           430          473
   13.00%,
     9/1/10-11/1/13         Agy            43           48
   13.50%,
     12/1/09-2/1/10         Agy            56           62
  Gold Pools:
   6.00%, 3/1/30            Agy       140,000      127,313
   9.00%, 4/1/21            Agy         3,575        3,712
   9.50%,
     11/1/16-12/1/22        Agy        13,547       14,324
   10.00%,
     6/1/09-4/1/25          Agy        10,015       10,691
   10.50%,
     5/1/10-3/1/21          Agy         3,578        3,876
   11.00%,
     5/1/12-9/1/20          Agy         2,725        3,001
   11.50%,
     8/1/15-6/1/20          Agy           793          872
   11.75%, 4/1/15           Agy            49           54
   12.00%,
     8/1/14-6/1/20          Agy         2,962        3,272
   12.50%, 7/1/19           Agy            75           82
  April TBA
   6.00%, 4/1/30            Agy     1,147,250    1,044,709
   6.50%, 4/1/30            Agy       360,000      337,799
Federal National Mortgage
  Association,
  Conventional Pools:
   7.00%, 3/1/11            Agy         2,240        2,199
   7.50%,
     6/1/24-8/1/24          Agy         1,710        1,688
   8.00%,
     10/1/07-12/1/16        Agy           109          110
   8.50%, 4/1/09            Agy           417          426
   9.00%,
     6/1/18-12/1/21         Agy        16,584       17,189
   9.50%,
     7/1/16-5/1/28          Agy        33,350       35,201
   10.00%,
     3/1/06-4/1/27          Agy        64,293       68,529
   10.50%,
     9/1/05-2/1/28          Agy        17,489       18,903
   10.75%,
     11/1/07-6/1/13         Agy            84           92
   11.00%,
     5/1/11-11/1/20         Agy         5,251        5,755
   11.25%,
     1/1/11-1/1/16          Agy           232          255
   11.50%,
     2/1/11-9/1/25          Agy         3,058        3,394
   12.00%,
     9/1/10-5/1/20          Agy         4,653        5,214
   12.50%,
     9/1/09-9/1/15          Agy         3,463        3,920
   12.75%, 7/1/14           Agy             6            7
   14.00%, 9/1/11           Agy            31           36
   14.50%, 1/1/13           Agy            40           46

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
(CONT'D)               & POOR'S)        (000)       (000)!
----------------------------------------------------------
  April TBA
   6.00%, 4/1/30            Agy    $2,460,450  $ 2,239,010
   6.50%, 4/1/30            Agy       380,000      356,250
Government National Mortgage
  Association:
  Adjustable Rate
  Mortgages:
   6.00%, 8/20/27           Tsy        10,300       10,335
   6.125%,
    12/20/25-12/20/27       Tsy       129,868      130,715
   6.375%,
     2/20/25-6/20/25        Tsy        20,420       20,541
   6.50%, 1/20/28           Tsy        33,500       33,698
   6.625
     7/20/27-9/20/27        Tsy        56,266       56,461
   6.875%,
     1/20/25-6/20/26        Tsy       111,324      111,948
   7.00%,
     2/20/25-11/20/25       Tsy       162,959      164,005
   7.125%, 7/20/25          Tsy        12,286       12,373
   7.375%,
     6/20/25-6/20/26        Tsy         3,817        3,839
   10.50%,
     8/20/16-12/20/16       Tsy           114          120
   11.00%, 11/20/19         Tsy           111          118
   11.50%, 10/20/15         Tsy            37           39
  Various Pools:
   6.50%, 2/20/28           Tsy           688          692
   6.625%, 9/20/27          Tsy        18,821       18,893
   6.875%,
     4/20/25-2/20/27        Tsy         9,855        9,917
   7.00%,
     4/15/29-3/15/30        Tsy       327,188      315,814
   7.50%, 6/15/29           Tsy           318          307
   8.50%,
     7/15/08-3/15/20        Tsy        17,684       18,235
   9.00%,
    10/15/17-11/15/24       Tsy        99,134      103,438
   9.50%,
     7/15/09-9/15/28        Tsy       211,895      224,342
   10.00%,
    10/15/09-10/15/28       Tsy       294,181      314,297
   10.50%,
     3/15/01-4/15/25        Tsy        60,066       65,080
   11.00%,
     12/15/09-1/15/29       Tsy        79,620       87,369
   11.50%,
    12/15/09-11/15/19       Tsy         4,007        4,430
   12.00%,
     11/15/12-5/15/16       Tsy         7,477        8,397
   12.50%,
     5/15/10-7/15/15        Tsy           441          499
   13.00%,
     1/15/11-11/15/13       Tsy           223          252
   13.50%,
     5/15/10-9/15/14        Tsy           146          165
  April TBA
   7.00%, 4/1/30            Tsy     1,260,050    1,220,472
----------------------------------------------------------
GROUP TOTAL                                      7,310,216
----------------------------------------------------------
ASSET BACKED CORPORATES (35.8%)
Advanta Mortgage Loan
  Trust,
  Series 99-3 A1
   6.81%, 5/25/14           AAA        33,988       33,779
AFG Receivables
  Trust,
  Series 97-A A
   6.35%, 10/15/02          AAA            70           70
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03          AAA        39,785       39,600
  97-D A3
   6.20%, 5/15/03           AAA        43,651       43,390
  98-A A3
   5.90%, 11/15/02          AAA        16,373       16,302

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)!
----------------------------------------------------------
Banc One Home Equity
  Trust,
  Series 99-1 A1
   6.06%, 1/25/12           AAA    $      365  $       360
BankBoston Home
  Equity Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10          AAA         1,966        1,955
Block Mortgage
  Finance, Inc.,
  Series 99-1 A1
   5.94%, 9/25/13           AAA           674          667
BMW Vehicle Owner
  Trust,
  Series 99-A A2
   6.16%, 12/25/01          AAA        67,877       67,671
Boston Edison Co.,
  Series 99-1 A1
   5.99%, 3/15/03           AAA        46,983       46,695
Capital Auto Receivables Asset
  Trust,
  Series 99-2 A2
   6.06%, 6/15/02           AAA        66,325       66,151
Caterpillar Financial
  Asset Trust,
  Series 99-A A2
   5.90%, 3/25/02           AAA        50,000       49,847
Centex Home Equity,
  Series:
  99-1 A1
   6.07%, 3/25/18           AAA           345          343
  99-2 A1
   5.91%, 4/25/19           AAA         1,003          991
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04           AAA         8,875        8,811
CIT RV Trust,
  Series 99-A A1
   5.33%, 12/15/05          AAA         1,124        1,118
## Citibank Credit
  Card Master Trust
  I,
  Series 98-7 A
   6.014%, 5/15/02          AAA        79,225       79,219
Conseco Finance,
  Series 99-H AF1
   6.45%, 11/15/29          AAA        80,678       80,248
Contimortgage Home
  Equity Loan Trust,
  Series 99-1 A1
   6.01%, 12/25/13          AAA         1,527        1,514
CPS Auto Grantor Trust,
  Series:
  96-3 A
   6.30%, 8/15/02           AAA           674          671
  97-2 A
   6.65%, 10/15/02          AAA         3,100        3,089

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)!
----------------------------------------------------------
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05           AAA    $    8,060  $     8,011
Daimler Benz Vehicle
  Trust,
  Series:
  98-A A2
   5.23%, 12/20/01          AAA        18,766       18,736
  98-A A3
   5.16%, 12/20/07          AAA        16,370       16,148
Delta Funding Home
  Equity Loan Trust,
  Series:
  98-4 A1F
   6.16%, 2/15/16           AAA        16,493       16,412
  99-1 A1F
   5.81%, 11/15/15          AAA        38,092       37,820
EQCC Home Equity Loan
  Trust,
  Series:
  98-2 A1F
   6.235%, 4/15/08          AAA            87           86
  99-1 A1F
   5.77%, 5/20/10           AAA        43,261       42,794
  99-2 A1F
   6.05%, 1/25/10           AAA        45,428       44,974
  99-3 A1F
   6.548%, 4/25/10          AAA       115,179      114,194
First Merchants Auto
  Receivables Corp.,
  Series:
  96-C A2
   6.15%, 7/15/01           AAA           498          496
  (+) 97-2 A1
   6.85%, 11/15/02          AAA         1,269        1,265
First Security Auto
  Grantor Trust,
  Series:
  97-B A
   6.10%, 4/15/03           AAA        16,279       16,195
  98-A A
   5.97%, 4/15/04           AAA        17,406       17,219
First Security Auto
  Owner Trust,
  Series:
  99-1 A2
   5.311%, 9/15/00          AAA        19,615       19,584
  99-2 A2
   5.492%, 4/15/02          AAA         2,079        2,074
## First USA Credit
  Card Master Trust,
  Series 97-10 A
   5.97%, 9/17/03           AAA        74,825       74,820

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)!
----------------------------------------------------------
Ford Credit Auto
  Owner Trust,
  Series:
  97-B A3
   6.05%, 4/15/01           AAA    $    4,489  $     4,487
  98-A A3
   5.65%, 10/15/01          AAA         2,139        2,134
  98-B A3
   5.85%, 10/15/01          AAA        14,680       14,633
  !! 99-B A3
   5.47%, 9/15/01           AAA        71,083       70,747
  99-C A3
   5.77%, 11/15/01          AAA       165,751      164,985
  99-D A3
   6.20%, 4/15/02           AAA       131,199      130,624
+ GE Capital Mortgage
  Services, Inc,
  Series:
  99-HE3 A1
   6.87%, 9/25/08           Aaa         6,872        6,838
  99-HE3 A1
   6.87%, 12/15/25          Aaa        70,000       69,658
General Motors
  Acceptance Corp.,
  Series 97-A A
   6.50%, 4/15/02           AAA         5,701        5,693
Green Tree Financial Corp.,
  Series:
  + 98-1 A2
   5.85%, 4/1/11            Aaa         8,567        8,536
  99-1 A1
   5.60%, 3/1/30            AAA         3,665        3,631
  99-1 A2
   5.43%, 3/1/30            AAA         1,373        1,365
  99-3 A2
   5.51%, 2/1/31            AAA           316          313
  99-5 A1
   6.27%, 4/1/31            AAA        25,615       25,451
Green Tree Home
  Equity Loan Trust,
  Series:
  98-A A2
   6.04%, 6/15/29           AAA           278          277
  98-C A2
   6.03%, 7/15/29           AAA        16,845       16,817
  99-A A1
   5.59%, 2/15/13           AAA        33,387       33,284
  99-C A1
   5.99%, 7/15/30           AAA        65,721       65,429
  99-D A1
   6.29%, 10/15/13          AAA        14,725       14,672
  99-E A1
   6.32%, 8/15/30           AAA        69,222       68,948

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
(CONT'D)               & POOR'S)        (000)       (000)!
----------------------------------------------------------

+ Green Tree Home Improvement
Loan Trust,
  Series:
  98-E HIA1
   5.907%, 8/15/07          Aaa    $    1,045  $     1,042
  98-E HEA2
   5.829%, 2/15/12          Aaa        16,752       16,721
Green Tree Lease Finance,
  Series 97-1 A3
   6.17%, 9/20/05           AAA           278          277
Greenpoint Manufactured Housing,
  Series:
  99-1 A1
   5.78%, 12/15/09          AAA        49,587       48,974
  99-3 I A1
   5.013%, 5/25/29          AAA        49,000       48,952
  99-5 A1
   6.75%, 4/25/01           AAA        14,727       14,628
Harley-Davidson Eaglemark
  Motorcycle Trust,
  Series:
  98-3 A1
   5.41%, 3/15/03           AAA        18,080       17,963
  99-1 A1
   5.25%, 7/15/03           AAA           794          786
  99-2 A1
   5.84%, 10/15/03          AAA           138          137
  99-3 A1
   6.22%, 2/15/04           AAA        42,054       41,811
+ HFC Home Equity Loan,
  Series 99-1 A1
   6.83%, 12/20/16          Aaa        64,274       63,979
Honda Auto Lease Trust,
  Series 99-A A2
   5.875%, 10/15/01         AAA        81,914       81,755
Honda Auto
  Receivables Grantor
  Trust,
  Series:
  97-A A
   5.85%, 2/15/03           AAA        10,862       10,806
  97-B A
   5.95%, 5/15/03           AAA        13,978       13,884
Honda Auto
  Receivables Owner
  Trust,
  Series 99-1 A2
   5.186%, 6/16/01          AAA           101          100
IMC Home Equity Loan
  Trust,
  Series 98-1 A2
   6.31%, 12/20/12          AAA         7,130        7,102
## IndyMac Home
  Equity Loan,
  Series 98-A AF1
   5.724%, 9/25/20          AAA        20,052       20,033

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)!
----------------------------------------------------------
(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series:
  97-1 A
   6.85%, 10/25/03          AAA    $       38  $        38
  97-2 A
   6.69%, 9/25/04           AAA         6,351        6,290
  98-1 A
   6.19%, 1/25/04           AAA         6,952        6,846
MMCA Automobile Trust,
  Series:
  97-1 A3
   6.08%, 5/15/01           AAA            79           79
  99-1 A2
   5.43%, 1/15/04           AAA           256          256
  99-2 A1
   6.30%, 6/15/02           AAA        36,513       36,513
Navistar Financial
  Corp. Owner Trust,
  Series:
  97-B A3
   6.20%, 3/15/01           AAA           185          185
  99-A A2
   5.55%, 2/15/02           AAA        41,191       41,007
(+) New Holland Equipment
  Receivables Trust,
  Series 99-A A2
   6.39%, 10/15/02          AAA        85,775       84,990
Nissan Auto
  Receivables Grantor
  Trust,
  Series 97-A A
   6.15%, 2/15/03           AAA        18,902       18,834
Nissan Auto
  Receivables Owner
  Trust,
  Series 99-A A2
   6.12%, 9/15/03           AAA       121,850      121,411
+## Oakwood Mortgage
  Investors, Inc.,
  Series 99-B A1
   6.124%, 5/15/09          Aaa           249          249
Onyx Acceptance
  Grantor Trust,
  Series:
  97-2 A
   6.35%, 10/15/02          AAA           154          153
  97-3 A
   6.35%, 1/15/04           AAA           115          114
Option One Mortgage
  Loan Trust,
  Series 99-2 A1
   5.88%, 5/25/29           AAA         1,510        1,491
Premier Auto Trust,
  Series:
  99-1 A3
   5.69%, 11/8/02           AAA           550          542
  99-2 A2
   5.28%, 11/8/01           AAA         2,679        2,668
  99-3 A2
   5.82%, 2/8/02            AAA        49,212       49,031

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)!
----------------------------------------------------------
Provident Bank Home
  Equity Loan Trust,
  Series 98-4 A1
   6.28%, 11/25/13          AAA    $       96  $        95
## Residential Asset
  Securities Corp.,
  Series 99-KS2 AI1
   5.914%, 4/25/14          AAA         2,970        2,970
Residential Funding
  Mortgage Securities
  I,
  Series:
  99-HI1 A2
   6.05%, 9/25/08           AAA        26,184       25,893
  99-HI4 A1
   6.41%, 11/25/07          AAA        39,988       39,653
Salomon Brothers Mortgage
  Securities VII,
  Series:
  ## 96-6E A1
   6.338%, 3/30/25          AAA         4,335        4,305
  98-NC7 A1
   6.063%, 1/25/29          AAA        10,288       10,237
Saxson Asset Securities Trust,
  Series 99-2 AF1
   4.993%, 3/25/14          AAA        27,525       27,484
(+) Textron Financial
  Corp. Receivables
  Trust,
  Series 98-A A1
   5.82%, 2/15/02           AAA        16,146       16,073
Toyota Auto
  Receivables Owner
  Trust,
  Series 99-A A2
   5.80%, 12/17/01          AAA         6,250        6,227
UCFC Home Equity Loan,
  Series:
  97-D A2
   6.475%, 6/15/12          AAA         1,286        1,283
  ## 98-C A1
   6.005%, 12/15/12         AAA        16,463       16,458
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03            AAA         1,832        1,819
USAA Auto Loan
  Grantor Trust,
  Series 97-1 A
   6.00%, 5/15/04           AAA           399          397
WFS Financial Owner Trust,
  Series:
  97-C A3
   6.10%, 3/20/02           AAA         3,649        3,646
  98-C A2
   5.524%, 8/20/01          AAA           376          375
  99-B A2
   5.83%, 4/20/02           AAA        65,750       65,557

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)!
----------------------------------------------------------
!! World Omni
  Automobile Lease
  Securitization
  Corp.,
  Series 97-B A2
   6.08%, 11/25/03          AAA    $    5,950  $     5,949
----------------------------------------------------------
GROUP TOTAL                                      2,669,909
----------------------------------------------------------
ASSET BACKED MORTGAGES (0.0%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26          N/R        11,980          176
  (+) 96-3 A YMA
   10/25/26                 N/R        14,233           23
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-3 A9 IO
   1.30%, 9/15/27           AAA        69,920        1,167
  (+) 96-3 A9 YMA
   9/15/27                  N/R        24,913           36
  96-3 10 IO
   0.90%, 9/15/27           AAA        15,591          154
  (+) 96-3 10 YMA
   9/15/27                  N/R        99,599           70
  96-4 A11 IO
   1.10%, 1/15/28           AAA         6,940          104
  (+) 96-4 A11 YMA
   1/15/28                  AAA         6,770           10
  96-4 A12 IO
   1.05%, 1/15/28           AAA         1,303           14
  (+) 96-4 A12 YMA
   1/15/28                  AAA         1,239            1
  97-1 A10 IO
   1.10%, 3/15/28           AAA         8,374          133
  97-1 A10 YMA
   3/15/28                  N/R         8,374           14
----------------------------------------------------------
GROUP TOTAL                                          1,902
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (5.9%)
Collateralized
  Mortgage Obligation
  Trust,
  Series 86-13 Q Inv
  Fl
   14.465%, 1/20/03         AAA            62           65
Federal Home Loan Mortgage
  Corporation,
  Series:
  13-B IO REMIC
   10.00%, 6/1/20           Agy           794          202
  16-B IO REMIC
   10.00%, 6/1/20           Agy           435          110
  18-B IO REMIC
   10.00%, 5/1/20           Agy           238           60
  88-17 I PAC-1 (11)
   9.90%, 10/15/19          Agy         3,063        3,196

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
(CONT'D)               & POOR'S)        (000)       (000)!
----------------------------------------------------------
  88-22 C PAC (11)
   9.50%, 4/15/20           Agy    $    1,337  $     1,385
  88-23 F PAC-1 (11)
   9.60%, 4/15/20           Agy         1,176        1,222
  89-39 F PAC-2 (11)
   10.00%, 5/15/20          Agy         1,752        1,829
  89-47 F PAC-1 (12) REMIC
   10.00%, 6/15/20          Agy         1,165        1,216
  89-110 F PAC
   8.55%, 1/15/21           Agy           516          522
  90-164 B12 REMIC
   9.50%, 7/15/21           Agy         3,000        3,137
  1364-B Inv Fl IO REMIC
   5.036%, 9/15/07          Agy         5,205          441
  1364-E Inv Fl IO
   5.036%, 9/15/07          Agy         6,253          874
  1369-S Inv Fl IO REMIC
   5.438%, 9/15/07          Agy         5,107          304
  ## 1377-F REMIC
   6.563%, 9/15/07          Agy         4,497        4,518
  1381-SB Inv Fl IO
   10.243%, 10/15/07        Agy         2,424          470
  1395-S Inv Fl IO
   4.449%, 10/15/22         Agy        16,105        2,232
  1415-S Inv Fl IO
   16.938%, 11/15/07        Agy           154           46
  1463-B Inv Fl IO
   2.288%, 1/15/23          Agy        17,353          722
  1476-S Inv Fl IO
   REMIC PAC
   4.398%, 2/15/08          Agy         1,623          151
  1485-S Inv Fl IO REMIC
   3.538%, 3/15/08          Agy         1,716          101
  ## 1506-SD IO
   2.438%, 5/15/08          Agy           632           18
  ## 1591-FG REMIC
   6.438%, 10/15/23         Agy           577          573
  1600-SA Inv Fl IO REMIC
   1.938%, 10/15/08         Agy        12,506          393
  1621-SD Inv Fl
   7.537%, 11/15/23         Agy         3,505        2,845
  1634-SC Inv Fl
   6.20%, 12/15/23          Agy         4,000        3,112
  ## 1710-D IO
   6.513%, 6/15/20          Agy        16,960       16,962
  ## 1809-SC IO
   6.50%, 12/15/23          Agy        96,912       12,938
  1887-SC Inv Fl IO
   6.606%, 3/15/24          Agy           300           67
  1911-C PO
   11/15/23                 Agy         7,247        4,428
  1936-A IO PAC
   1.00%, 2/15/27           Agy        85,969        3,052
  ## 1963-SA IO
   1.50%, 6/17/27           Agy        13,004          485
  1983-IB IO
   8.00%, 8/15/27           Agy       122,958       35,535
  1985-PR IO
   8.00%, 7/15/27           Agy        61,403       17,825

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)!
----------------------------------------------------------
  ## 2006-FA REMIC
   6.463%, 10/15/23         Agy    $    2,149  $     2,149
  2006-I IO
   8.00%, 10/15/12          Agy         2,317          539
  2182-AD Inv Fl IO
   1.496%, 9/15/25          Agy       189,446        4,452
  2186-SY Inv Fl IO
   2.396%, 4/15/28          Agy        46,634        2,299
  2193-B Inv Fl IO
   2.396%, 9/15/29          Agy       173,179        7,724
  E2 F
   5.988%, 2/15/24          Agy        11,521       11,479
Federal National
  Mortgage
  Association,
  Series:
  43-2 IO
   9.50%, 9/1/18            Agy            16            4
  89-22 G PAC (11)
   10.00%, 5/25/19          Agy         3,102        3,260
  89-86 E PAC (11)
   8.75%, 11/25/19          Agy            92           94
  89-92 G PAC (11)
   8.60%, 12/25/04          Agy           750          759
  90-106 J PAC
   8.50%, 9/25/20           Agy           707          717
  90-118 S Inv Fl REMIC
   26.006%, 9/25/20         Agy           205          283
  ## 92-43 FC REMIC
   6.725%, 10/25/21         Agy         1,234        1,239
  92-89 SQ Inv Fl IO
   PAC (11)
   2884.456%, 6/25/22       Agy             3          188
  92-186 S Inv Fl IO
   3.349%, 10/25/07         Agy         2,634          180
  93-9 SB Inv Fl IO
   5.775%, 1/25/23          Agy         6,177        1,572
  ## 94-73 F
   6.625%, 12/25/20         Agy           669          670
  ## 94-97 FC REMIC
   6.825%, 3/25/24          Agy        12,166       12,253
  96-14 PC PO
   12/25/23                 Agy         3,804        2,246
  96-68 SC Inv Fl IO REMIC
   1.975%, 1/25/24          Agy         6,607          431
  ## 97-24 FG REMIC
   6.644%, 9/18/22          Agy           166          166
  97-30 SP Inv Fl REMIC
   2990.687%, 4/25/22       Agy            13          871
  97-42 SG Inv Fl IO
   1.906%, 7/18/27          Agy        22,268          824
  97-53 PI IO PAC
   8.00%, 8/18/27           Agy         5,337        1,531
  97-57 PJ IO
   7.50%, 10/18/26          Agy        23,083        6,443
  97-57 PV IO
   8.00%, 9/18/27           Agy        56,700       20,815
  97-59 JA IO
   8.00%, 7/18/27           Agy         7,000        3,295

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)!
----------------------------------------------------------
  97-61 PK IO REMIC
   8.00%, 8/18/27           Agy    $   15,000  $     6,333
  ## 97-70 FA REMIC
   PAC (11)
   5.388%, 7/18/20          Agy         2,742        2,740
  ## 98-22 FA REMIC
   PAC (11)
   6.471%, 4/18/28          Agy        59,027       58,705
  98-22 SA Inv Fl IO
   2.529%, 4/18/28          Agy        70,098        3,442
  98-66 QH Inv Fl IO
   3.261%, 5/25/26          Agy        34,490          835
  98-66 QK Inv Fl IO
   2.075%, 12/25/28         Agy        24,291        1,973
  99-42 SA Inv Fl IO
   2.075%, 10/25/28         Agy       189,708        7,304
  186 IO
   8.00%, 8/1/27            Agy        26,149        7,673
  191 IO
   8.00%, 1/1/28            Agy        46,947       13,722
  195 IO
   7.50%, 4/1/28            Agy        26,026        7,962
  207 2 IO
   8.00%, 2/1/23            Agy        10,174        2,925
  264 2 IO
   8.00%, 7/1/24            Agy        39,628       11,473
  267 2 IO
   8.50%, 10/1/24           Agy        35,474       10,021
  270 2 IO
   8.50%, 9/1/23            Agy        31,197        8,881
  274 2 IO
   8.50%, 10/1/25           Agy        41,419       11,701
  277 2 IO
   7.50%, 4/1/27            Agy        22,253        6,749
  281 2 IO
   9.00%, 11/1/26           Agy        32,495        8,906
  291 2 IO
   8.00%, 11/1/27           Agy        25,881        7,511
  296 2 IO
   8.00%, 4/1/24            Agy         1,172          337
  2163-SA Inv Fl IO
   2.10%, 6/15/29           Agy       159,783        3,084
  2171-B
   6.28%, 6/25/09           Agy           190          176
  G92-52 SQ Inv Fl IO REMIC
   7290.969%, 9/25/22       Agy            19        2,790
  G92-53 S Inv Fl IO REMIC
   28.125%, 9/25/22         Agy         2,111        1,276
  ## G93-11 FA REMIC
   6.525%, 12/25/08         Agy         8,535        8,545
First Boston Mortgage
  Securities Corp.,
  Series 87-B2 IO
   8.985%, 4/25/17          AAA           125           26

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)!
----------------------------------------------------------
Government National
  Mortgage
  Association,
  Series:
  96-12 S Inv Fl IO REMIC
   2.563%, 6/16/26          Tsy    $   20,224  $       952
  96-13 S Inv Fl IO REMIC
   3.213%, 7/16/11          Tsy        11,885          695
  97-13 SB Inv Fl IO
   2.063%, 9/16/27          Tsy        29,500        1,696
  97-14 SB Inv Fl IO
   2.063%, 9/16/27          Tsy           900           53
  99-29 SD Inv Fl IO
   1.983%, 3/16/26          Tsy         1,876           67
  99-30 S Inv Fl IO
   2.80%, 8/16/29           Tsy       329,526       13,412
  99-30 SA Inv Fl IO
   2.583%, 8/16/29          Tsy         2,991          175
  99-32 SB Inv Fl IO REMIC
   2.75%, 7/16/27           Tsy       242,924        9,037
  99-34 SB Inv Fl IO
   2.65%, 7/16/27           Tsy         1,963           73
  99-43 UN Inv Fl IO
   2.22%, 11/16/29          Tsy       205,836        7,266
  99-43 UO Inv Fl IO
   1.15%, 11/16/29          Tsy       205,836        5,969
+ Kidder Peabody Mortgage Assets
  Trust,
  Series 87 B IO CMO
   9.50%, 4/22/18           Aaa           147           35
----------------------------------------------------------
GROUP TOTAL                                        442,039
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY COLLATERAL
  SERIES (0.8%)
American Housing Trust,
  Series:
  IV 2 C
   9.553%, 9/25/20          A           1,883        1,916
  V 1G
   9.125%, 4/25/21          AAA         5,586        5,702
sec. Chase Mortgage Finance
  Corp.,
  Series 93-1 B2
   7.911%, 3/28/24
   (acquired 4/28/95-
   12/21/99, cost
   $5,179)                  N/R         5,290        5,151
Countrywide Funding Corp.,
  Series 95-4 M
   7.50%, 9/25/25           AA          6,286        6,021
GE Capital Mortgage
  Services, Inc.,
  Series 94-14 A7
   7.50%, 4/25/24           AAA         4,000        3,911
## Kidder Peabody
  Funding Corp.,
  Series 92-4 B2
   8.514%, 5/28/22          A               1            1

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
(CONT'D)               & POOR'S)        (000)       (000)!
----------------------------------------------------------
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03           AAA    $   35,100  $    35,949
Sears Mortgage
  Securities,
  Series 89-A 1
   9.00%, 9/25/19           N/R            37           37
----------------------------------------------------------
GROUP TOTAL                                         58,688
----------------------------------------------------------
COMMERCIAL MORTGAGES (2.8%)
American Southwest Financial
  Securities Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09           N/R         7,708        7,469
  ## 93-2 S1 IO
   1.117%, 1/18/09          N/R        64,223        1,726
  93-2 S2 IO
   0.70%, 1/18/09           N/R        19,817          307
Asset Securitization Corp.,
  Series:
  96-MD6 A1C
   7.04%, 11/13/26          AAA        21,220       20,492
  +## 97-D5 PS1 IO
   0.97%, 2/14/41           Aaa       151,154       12,679
(+) Beverly Finance
  Corp.,
  Series 94-1
   8.36%, 7/15/04           AA-        11,840       11,984
(+) Carousel Center Finance,
  Inc.,
  Series:
  1 A1
   6.828%, 11/15/07         AA          4,925        4,818
  1 B
   7.188%, 10/15/07         A          16,900       16,595
  1 C
   7.527%, 10/15/07         BBB+          868          856
(+) Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15           AA          6,563        6,738
(+) Crystal Run Properties,
  Inc.,
  Series A
   7.393%, 8/15/11          AA         15,900       15,401
(+) CVM Finance Corp.
   7.19%, 3/1/04            AA         23,260       22,810
(+) DLJ Mortgage
  Acceptance Corp.,
  Series 97-CF1 S IO
   1.097%, 3/15/17          AAA       102,326        4,224
+## GMAC Commercial Mortgage
  Securities, Inc.,
  Series:
  96-C1 X2 IO
   1.967%, 3/15/21          Aaa        98,204        6,033
  97-C2 X IO
   1.273%, 4/15/27          Aaa       376,942       20,453

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)!
----------------------------------------------------------
+## GS Mortgage
  Securities Corp.
  II,
  Series:
  97-GL X1A IO
   0.651%, 7/13/30          Aaa    $   27,496  $        36
  97-GL X2 IO
   1.037%, 7/13/30          Aaa        59,375        2,144
+ Midland Realty
  Acceptance Corp.,
  Series 96-C2 A1
   7.02%, 1/25/29           Aaa         1,213        1,198
Nomura Asset Securities Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18          N/R         3,346        3,340
  ## 94-MD1 A2
   7.676%, 3/15/18          N/R         5,135        5,132
  ## 94-MD1 A3
   8.026%, 3/15/18          N/R         5,265        5,295
(+) Park Avenue Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07           N/R         9,645        9,553
(+) Prime Property
  Fund,
  Series 1 A
   6.633%, 7/23/03          AA         15,452       15,050
(+) Stratford Finance
  Corp.
   6.776%, 2/1/04           AA          9,400        9,027
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.578%, 2/25/28          N/R        59,132        3,033
  96-CFL X1A IO
   1.093%, 2/25/28          N/R        49,666          310
  96-CFL X2 IO
   1.221%, 2/25/28          N/R        15,545          301
----------------------------------------------------------
GROUP TOTAL                                        207,004
----------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.2%)
+ BA Mortgage Securities, Inc.,
  Series 97-1 A2
   6.625%, 7/25/26          Aaa            65           65
Bank of America,
  Series A
   8.375%, 5/1/07           AAA           421          422
California Federal
  Savings & Loan,
  Series 86-1A
   8.80%, 1/1/14            AA             36           37
sec. Coast Federal,
  Series 84-3
   7.941%, 3/1/06
   (acquired 4/28/95,
   cost $86)                N/R            86           86

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)!
----------------------------------------------------------
sec.## Dedham Savings
Participation Certificate
   8.198%, 5/1/01
   (acquired 7/30/96,
   cost $104)               N/R    $      104  $       104
sec. First Federal
  Savings & Loan
  Association,
  Series 92-C
   8.75%, 6/1/06
   (acquired 4/28/95-
   8/28/97, cost $0)        AA          1,139        1,139
sec.## Fortune Mortgage Corp.
  Participation Certificate
   7.80%, 8/1/01
   (acquired 7/30/96-
   2/3/98, cost $71)        N/R            72           72
Gemsco Mortgage Pass
  Through
  Certificate,
  Series 87-A
   8.701%, 11/25/10         AA            464          460
sec. Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
   (acquired 5/31/95,
   cost $121)               N/R           120          120
## Resolution Trust
  Corp.,
  Series 92-5 C CMO
   8.613%, 1/25/26          AA          3,945        3,916
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11            AA          4,387        4,311
Sears Mortgage Securities,
  Series 82-3
   10.00%, 11/1/12          AA            211          211
sec. Shearson American Express,
  Series A CMO
   9.625%, 12/1/12
   (acquired 4/28/95-
   6/29/98, cost
   $283)                    AA            276          276
sec. Virginia Beach Federal
  Savings & Loan Participation
  Certificate
   6.90%, 3/1/01
   (acquired 3/27/97,
   cost $122)               N/R           128          128
----------------------------------------------------------
GROUP TOTAL                                         11,347
----------------------------------------------------------
U.S. TREASURY SECURITIES (0.3%)
!! U.S. Treasury
  Bills
   5.78%, 6/8/00            Tsy        15,500       15,337
   5.81%, 5/4/00            Tsy         2,500        2,488
   5.84%, 4/27/00           Tsy         2,500        2,490
----------------------------------------------------------
GROUP TOTAL                                         20,315
----------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $10,729,654)                                  10,721,420
----------------------------------------------------------

                        RATINGS
                       (STANDARD                  VALUE
                       & POOR'S)     SHARES      (000)!
----------------------------------------------------------
PREFERRED STOCK (1.3%)
----------------------------------------------------------
MORTGAGE-OTHER
(+)+ Home Ownership
  Funding Corp.
  13.331% (Cost
  $95,485)                  Aaa       120,975  $    94,906
----------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)-SEE NOTE A6
----------------------------------------------------------
                                         FACE
                                       AMOUNT
                                        (000)
                                       ------
Morgan Guaranty Trust
  Co., 11/20/05;
  monthly payments
  equal to 1% per
  annum of the
  outstanding
  notional balance,
  indexed to GNMA ARM
  pools (Cost $9,341)       N/R    $  134,815        2,666
----------------------------------------------------------
CASH EQUIVALENTS (23.9%)
----------------------------------------------------------
COMMERCIAL PAPER (19.9%)
Abbott Labs, Inc.
  5.94%, 4/11/00                       40,850       40,783
Albertson's, Inc.
  5.87%, 4/20/00                       50,000       49,845
  5.96%, 4/21/00                       25,000       24,918
American Express Credit Corp.
  5.86%, 4/10/00                       50,000       49,927
  6.00%, 4/19/00                       50,000       49,850
Associates Corp. of North
  America
  5.80%, 4/4/00                        47,000       46,977
AT&T Corp.
  5.93%, 4/13/00                       96,942       96,751
Banc One Corp.
  5.90%, 5/5/00                        48,000       47,732
Bank of America Corp.
  5.95%, 6/2/00                        25,000       24,744
Barclays U.S. Funding Corp.
  6.03%, 5/1/10                        40,400       40,190
Bell South Telecommunications,
  Inc.
  5.80%, 4/5/00                        50,000       49,968
CIT Group Holdings, Inc.
  6.04%, 5/1/00                        50,000       49,748
Clorox Co.
  5.81%, 4/3/00                        16,050       16,045
Coca Cola Co.
  5.81%, 4/11/00                       50,000       49,919
  5.96%, 4/27/00                       46,800       46,598
E.I. Dupont De Nemours
  5.79%, 4/13/00                       46,000       45,911
Eastman Kodak Co.
  5.75%, 4/4/00                         9,650        9,645
Ford Motor Credit Corp.
  5.82%, 4/17/00                       50,000       49,871

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO (UNAUDITED)

                                      FACE
                                     AMOUNT       VALUE
(CONT'D)                             (000)       (000)!
----------------------------------------------------------
General Electric Capital Corp.
5.80%, 4/3/00                      $   50,000  $    49,984
General Motors Acceptance Corp.
  5.81%, 4/3/00                        50,000       49,984
  5.87%, 4/10/00                       50,000       49,927
International Lease Finance
  Corp.
  5.79%, 4/3/00                        50,000       49,984
Lucent Technologies, Inc.
  5.97%, 5/3/00                        41,300       41,081
Merrill Lynch & Co., Inc.
  5.85%, 4/14/00                       50,000       49,894
Metlife Funding Corp.
  5.82%, 4/7/00                        50,000       49,951
National Rural Utilities
  Cooperative Finance Corp.
  5.82%, 4/7/00                        47,700       47,654
Proctor & Gamble Co.
  5.83%, 4/17/00                       49,700       49,571
Prudential Funding Corp.
  5.83%, 4/20/00                       58,500       58,316
  5.91%, 5/9/00                        50,000       49,688
  6.05%, 6/16/00                       30,000       29,617
Safeway Corp.
  5.98%, 4/20/00                       16,700       16,647
Sun Trust Bank, Inc.
  5.90%, 4/14/00                       31,000       30,934
Toyota Motor Credit Corp.
  5.85%, 5/8/00                        50,000       49,699
Wal-Mart Stores, Inc.
  5.95%, 4/24/00                       25,000       24,905
----------------------------------------------------------
GROUP TOTAL                                      1,487,258
----------------------------------------------------------
REPURCHASE AGREEMENT (4.0%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to
  be repurchased at $297,768,
  collateralized by various U.S.
  Government Obligations, due
  4/3/00-11/15/02, valued
  at $300,595                         297,618      297,618
----------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $1,784,876)         1,784,876
----------------------------------------------------------
TOTAL INVESTMENTS (169.0%) (Cost $12,619,356)   12,603,868
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-69.0%)
Dividends Receivable                                 4,032
Interest Receivable                                 63,685
Receivable for Investments Sold                    103,547
Receivable for Forward Commitments                 710,413
Receivable for Shares Sold                          46,700
Receivable from Investment Adviser                     166
Other Assets                                           507

                                                  VALUE
                                                 (000)!
----------------------------------------------------------
----------------------------------------------------------
Payable to Custodian                           $   (39,910)
Payable for Investments Purchased                 (116,181)
Payable for Forward Commitments                 (5,879,712)
Payable for Administrative Fees                       (491)
Payable for Daily Variation Margin on Futures
  Contracts                                         (7,076)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (373)
Unrealized Loss on Swap Agreements                 (25,617)
Other Liabilities                                   (4,632)
                                               -----------
                                                (5,144,942)
----------------------------------------------------------
NET ASSETS (100%)                              $ 7,458,926
----------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------
NET ASSETS
Applicable to 764,041,681 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                 $ 7,458,926
----------------------------------------------------------
NET ASSET VALUE PER SHARE                      $      9.76
----------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $ 7,963,283
Undistributed Net Investment Income (Loss)          65,841
Undistributed Realized Net Gain (Loss)            (486,127)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                            (15,488)
  Futures and Swaps                                (68,583)
----------------------------------------------------------
NET ASSETS                                     $ 7,458,926
----------------------------------------------------------

sec.   Restricted Security-Total market value of
        restricted securities owned at March 31, 2000 was
        $7,076,000 or 0.1% of net assets.
!      See Note A1 to Financial Statements.
(+)    144A security. Certain conditions for public sale
        may exist.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
##     Variable or floating rate security-rate disclosed
        is as of March 31, 2000.
CMO    Collateralized Mortgage Obligation
Inv    Inverse Floating Rate-Interest rate fluctuates with
  Fl    an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at
        March 31, 2000.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery.
       See Note A7 to Financial Statements.
YMA    Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     ADVISORY
                                                                      FOREIGN                         ADVISORY
                                                                   FIXED INCOME                       MORTGAGE
                                                                     PORTFOLIO                        PORTFOLIO
                                                                          Six Months Ended March 31, 2000
(In Thousands)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest                                                                  $ 340                      $ 275,653
    Dividends                                                                    --                          3,575
-----------------------------------------------------------------------------------------------------------------------
       Total Income                                                             340                        279,228
-----------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                               $ 26                   $ 14,939
    Less: Waived Fees                                                   (26)     --            (14,939)         --
    Administrative Fee--Note C                                                    6                          3,187
    Custodian Fee--Note E                                                         1                            152
    Audit Fee                                                                     8                             24
    Legal Fee                                                                    --                             62
    Filing & Registration Fees                                                    1                              5
    Other Expenses                                                                2                            208
    Reimbursement of Expenses--Note B                                            (8)                          (300)
-----------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                            10                          3,338
-----------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note H                                                       --                           (152)
-----------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                              10                          3,186
-----------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                                          330                        276,042
-----------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                                        --                       (166,753)
    Foreign Currency Transactions                                               517                             --
    Futures                                                                     (66)                       (14,977)
-----------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                                 451                       (181,730)
-----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                      (731)                       (15,965)
    Foreign Currency Transactions                                               252                             --
    Futures and Swaps                                                            73                        (42,481)
-----------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                                  (406)                       (58,446)
-----------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                                        45                       (240,176)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                   $ 375                      $  35,866
-----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 2000 are unaudited)

                                                                    ADVISORY
                                                                    FOREIGN                             ADVISORY
                                                                  FIXED INCOME                          MORTGAGE
                                                                   PORTFOLIO                            PORTFOLIO
                                                                              Six Months                         Six Months
                                                            Year Ended          Ended          Year Ended           Ended
                                                           September 30,      March 31,       September 30,       March 31,
                    (In Thousands)                             1999              2000             1999              2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
    Net Investment Income (Loss)                           $         638      $      330      $     470,794      $   276,042
    Realized Net Gain (Loss)                                       1,001             451           (343,768)        (181,730)
    Change in Unrealized Appreciation (Depreciation)              (1,198)           (406)          (112,889)         (58,446)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
        from Operations                                              441             375             14,137           35,866
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A9
    Net Investment Income                                         (9,526)         (1,111)          (390,191)        (267,809)
    Realized Net Gain                                             (1,724)             --                 --               --
    In Excess of Realized Net Gain                                    --              --           (140,602)              --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                       (11,250)         (1,111)          (530,793)        (267,809)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
    Issued                                                            --              --          4,166,442          774,652
    In Lieu of Cash Distributions                                  9,223           1,002            452,674          225,093
    Redeemed                                                      (1,775)         (2,166)        (2,035,656)      (1,772,444)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                               7,448          (1,164)         2,583,460         (772,699)
---------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                                     (3,361)         (1,900)         2,066,804       (1,004,642)
NET ASSETS:
    Beginning of Period                                           17,683          14,322          6,396,764        8,463,568
---------------------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                          $      14,322      $   12,422      $   8,463,568      $ 7,458,926
---------------------------------------------------------------------------------------------------------------------------------
    Undistributed net investment income (loss) included
      in end of period net assets                          $         852      $       71      $      57,608      $    65,841
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
    Shares Issued                                                     --              --            408,195           78,537
    In Lieu of Cash Distributions                                  2,231             281             43,874           22,879
    Shares Redeemed                                                 (246)           (590)          (197,750)        (180,901)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Institutional Class
        Shares Outstanding                                         1,985            (309)           254,319          (79,485)
---------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 2000 are unaudited)


                                                                                 Institutional Class
                                                    ----------------------------------------------------------------------------
                                                       October 7,                                                 Six Months
                                                        1994** to                     Year Ended September 30,         Ended
                                                    September 30,           ----------------------------------     March 31,
ADVISORY FOREIGN FIXED INCOME PORTFOLIO                      1995        1996     1997++     1998++     1999++          2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       10.00    $  10.80    $ 11.73    $ 10.32    $ 10.18    $     3.85
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.74        0.68       0.58       0.48       0.19          0.10
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             0.44        1.02       0.80       0.48         --            --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             1.18        1.70       1.38       0.96       0.19          0.10
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.38)      (0.66)     (1.88)     (1.10)     (5.52)        (0.31)
   Realized Net Gain                                           --       (0.11)     (0.88)        --      (1.00)           --
   In Excess of Realized Net Gain                              --          --      (0.03)        --         --            --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.38)      (0.77)     (2.79)     (1.10)     (6.52)        (0.31)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $       10.80    $  11.73    $ 10.32    $ 10.18    $  3.85    $     3.64
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               12.12%      16.47%     14.08%     10.19%      2.87%         2.73%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)            $     537,133    $236,092    $93,939    $17,683    $14,322    $   12,422
   Ratio of Expenses to Average Net Assets (1)              0.16%*      0.12%      0.14%      0.12%      0.15%         0.15%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 7.44%*      6.06%      5.68%      4.84%      4.24%         4.75%*
   Portfolio Turnover Rate                                    96%        170%       208%       318%         0%            0%
---------------------------------------------------------------------------------------------------------------------------------
   (1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
   EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                 0.38%*      0.38%      0.38%      0.38%      0.39%         0.52%*
     Ratio Including Expense Offsets                        0.15%*      0.12%      0.14%      0.12%      0.14%         0.15%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations
++   Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)


                                                                                  Institutional Class
                                         ----------------------------------------------------------------------------------------
                                             April 12,                                Year Ended September 30,    Six Months
                                             1995** to               -----------------------------------------         Ended
                                         September 30,                                                             March 31,
ADVISORY MORTGAGE PORTFOLIO                       1995          1996          1997          1998          1999          2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $       10.00    $    10.41    $    10.29    $    10.59    $    10.86    $    10.03
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.25          0.72          0.75          0.69          0.66          0.35
   Net Realized and Unrealized Gain
     (Loss) on Investments                        0.35         (0.06)         0.34          0.36         (0.69)        (0.29)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  0.60          0.66          1.09          1.05         (0.03)         0.06
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                         (0.19)        (0.72)        (0.71)        (0.67)        (0.58)        (0.33)
   Realized Net Gain                                --         (0.03)        (0.08)        (0.11)           --            --
   In Excess of Realized Net Gain                   --         (0.03)           --            --         (0.22)           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              (0.19)        (0.78)        (0.79)        (0.78)        (0.80)        (0.33)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $       10.41    $    10.29    $    10.59    $    10.86    $    10.03    $     9.76
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     6.03%         6.56%        11.03%        10.36%        (0.32%)        0.64%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands) $   1,443,038    $1,974,592    $3,071,427    $6,396,764    $8,463,568    $7,458,926
   Ratio of Expenses to Average Net
     Assets (1)                                  0.10%*        0.09%         0.09%         0.09%         0.09%         0.08%*
   Ratio of Net Investment Income to
     Average Net Assets                          6.72%*        7.17%         7.55%         6.83%         6.62%         6.49%*
   Portfolio Turnover Rate                        110%          139%          144%          126%           94%           30%
---------------------------------------------------------------------------------------------------------------------------------
   (1) SUPPLEMENTAL INFORMATION ON THE
   RATIO OF EXPENSES TO AVERAGE NET
   ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                      0.49%*        0.39%         0.40%         0.40%         0.39%         0.38%*
     Ratio Including Expense Offsets             0.08%*        0.08%         0.08%         0.08%         0.08%         0.08%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 2000, the Fund was comprised of twenty-two active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios (each referred to as a "Portfolio") only. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Short-term securities are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by cash or securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ("variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: Each Portfolio may enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument. The following summarizes interest rate swaps that may be entered into by the Portfolios:

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default.

6. STRUCTURED INVESTMENTS: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments with the custodian. Securities held in segregated accounts cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as asset segregation reaches certain levels, a portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

8. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At March 31, 2000, the Advisory Foreign Fixed Income Portfolio's net assets included foreign denominated securities and currency. The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

9. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Foreign Fixed Income Portfolio and monthly for the Advisory Mortgage Portfolio. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
    (loss), undistributed realized net gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

10. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which can not be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. INVESTMENT ADVISORY FEE: Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio's average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios if annual operating expenses exceed 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios, respectively.

C. ADMINISTRATION FEE: MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Agreement, MAS receives an annual fee accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. DISTRIBUTOR: MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MASDI is a limited-purpose broker/ dealer whose only function is to distribute open-end mutual fund shares.

E. CUSTODY: The Chase Manhattan Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. TRUSTEES' FEES: The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total Trustees fees incurred, for the six months ended March 31, 2000 by the Portfolios were $71,000.

Expenses incurred by the Fund for the six months ended March 31, 2000 include legal fees paid to Morgan, Lewis & Bockius, LLP. A partner of that firm is Assistant Secretary of the Fund.

G. PORTFOLIO INVESTMENT ACTIVITY:

1. PURCHASES AND SALES OF SECURITIES. For the six months ended March 31, 2000, purchases and sales of investment securities other than temporary cash investments were:

                                             (000)
                                    -----------------------
            Portfolio               Purchases      Sales
----------------------------------  ----------   ----------
Advisory Foreign Fixed Income       $       --   $       --
Advisory Mortgage                    3,707,418    4,014,139

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION). At March 31, 2000, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                              (000)
                       ----------------------------------------------------
      Portfolio           Cost       Appreciation   Depreciation     Net
      ---------        -----------   ------------   ------------   --------
Advisory Foreign
  Fixed Income         $    13,778     $    --       $    (889)    $   (889)
Advisory Mortgage       12,619,356      95,379        (110,867)     (15,488)

3. FORWARD FOREIGN CURRENCY CONTRACTS. Under the terms of the forward foreign currency contracts open at March 31, 2000, the Advisory Foreign Fixed Income Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                        (000)
-------------------------------------------------------------------------------------
                                                                            Net
           Currency                  In                                  Unrealized
              To                  Exchange    Settlement                Appreciation
            Deliver                  For         Date        Value     (Depreciation)
-------------------------------   ---------   ----------   ---------   --------------
ADVISORY FOREIGN FIXED INCOME
Sales:
 EUR                     3,215    US$ 3,245    4/26/00     US$ 3,083      US$ 162
 EUR                     3,060        3,045    4/28/00         2,935          110
 DKK                     3,300          428     6/7/00           426            2
                                                                          -------

                                                                          US$ 274
                                                                       -----------

DKK  --   Danish Krone
EUR  --   Euro
US$  --   U.S. Dollar

4. FUTURES CONTRACTS. At March 31, 2000, the Portfolios had the following futures contracts open:

                                                                Unrealized
                       Number      Aggregate                   Appreciation
                         of        Face Value    Expiration   (Depreciation)
      Portfolio       Contracts      (000)          Date          (000)
      ---------       ---------   ------------   ----------   --------------
Purchases:
  ADVISORY FOREIGN
    FIXED INCOME
    5 yr. Euro BOBL        47      EUR   4,699     Jun-00       US$     47
                                                              ------------
Sales:
  ADVISORY MORTGAGE
                                                  Jun-00-
    90 day Euro           129      EUR  10,461     Mar-01        US$   136
    U.S. Treasury
      10 yr. Note       3,210      US$ 314,831     Jun-00           (8,558)
    U.S. Treasury
      Long Bond        12,313     US$1,202,826     Jun-00          (34,544)
                                                                ----------
                                                                US$(42,966)
                                                              ------------

EUR  --   Euro
US$  --   U.S. Dollar

5. SWAP AGREEMENTS. At March 31, 2000, the Advisory Mortgage Portfolio had the following open Interest Rate Swap Agreements:

                                                   Unrealized
Notional                                          Appreciation
 Amount                                          (Depreciation)
 (000)                 Description                   (000)
---------------------------------------------------------------
$115,000    Agreement with Bankers Trust
            Company terminating August 25,
            2008 to pay 3 month LIBOR
            quarterly and to receive fixed
            rate at 6.04% semiannually.             $ (8,722)

  50,000    Agreement with Bankers Trust
            Company terminating August 27,
            2008 to pay 3 month LIBOR monthly
            and to receive fixed rate at
            6.08% semiannually.                       (3,647)

 116,000    Agreement with Bankers Trust
            Company terminating August 27,
            2008 to pay 3 month LIBOR
            quarterly and to receive fixed
            rate at 6.10% semiannually.               (8,353)

  29,000    Agreement with Bankers Trust
            Company terminating August 28,
            2008 to pay 3 month LIBOR monthly
            and to receive fixed rate at
            6.03% semiannually.                       (2,215)

  47,500    Agreement with Bankers Trust
            Company terminating September 17,
            2008 to pay 3 month LIBOR
            quarterly and to receive fixed
            rate at 5.64% semiannually.               (4,802)

  78,000    Agreement with Bankers Trust
            Company terminating September 21,
            2008 to pay 3 month LIBOR
            quarterly and to receive fixed
            rate at 5.59% semiannually.               (8,134)

 462,000    Agreement with Goldman Sachs
            terminating March 24, 2010 to pay
            3 month LIBOR quarterly and to
            receive fixed rate at 7.29%
            semiannually.                               (628)

 124,350    Agreement with Salomon Brothers
            terminating March 24, 2010 to pay
            3 month LIBOR quarterly and to
            receive fixed rate at 7.29%
            semiannually.                                180

 290,000    Agreement with Salomon Brothers
            terminating February 10, 2030 to
            pay 3 month LIBOR quarterly and
            to receive fixed rate at 7.26%
            semiannually.                              1,476

 222,000    Agreement with Goldman Sachs
            terminating March 2, 2030 to pay
            3 month LIBOR quarterly and to
            receive fixed rate at 7.36%
            semiannually.                              4,071

 120,250    Agreement with Goldman Sachs
            terminating March 3, 2030 to pay
            3 month LIBOR quarterly and to
            receive fixed rate at 7.34%
            semiannually.                              1,831

 106,000    Agreement with Goldman Sachs
            terminating March 9, 2030 to pay
            3 month LIBOR quarterly and to
            receive fixed rate at 7.31%
            semiannually.                              1,229

 120,900    Agreement with Salomon Brothers
            terminating March 10, 2030 to pay
            3 month LIBOR quarterly and to
            receive fixed rate at 7.29%
            semiannually.                              1,152

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Unrealized
Notional                                          Appreciation
 Amount                                          (Depreciation)
 (000)                 Description                   (000)
---------------------------------------------------------------
$127,000    Agreement with Salomon Brothers
            terminating March 13, 2030 to pay
            3 month LIBOR quarterly and to
            receive fixed rate at 7.27%
            semiannually.                           $    945
                                                    --------

                                                    $(25,617)
                                                  ----------

LIBOR -- London Interbank Offer Rate

H. EXPENSE OFFSETS. Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits of $152,000 for the Advisory Mortgage Portfolio.

I. OTHER. At March 31, 2000, the Advisory Foreign Fixed Income Portfolio had 1 unaffiliated record owner of 10% or greater. Investment activities of this shareholder could have a material impact on the Portfolio.

--------------------------------------------------------------------------------

MAS FUNDS TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following is a list of the Trustees and the principal executive officers of the Fund as well as a brief statement of their present positions and principal occupations:

THOMAS L. BENNETT, CFA*
Chairman of the Board of Trustees; Managing Director, Morgan Stanley & Co. Incorporated; Member of the Morgan Stanley Dean Witter Investment Management Executive Committee; Portfolio Manager and Head of Fixed Income Investment Team, Miller Anderson & Sherrerd, LLP; Trustee, Haverford School.

THOMAS P. GERRITY
Trustee; Professor of Management, Director of the Electronic Commerce Forum, and formerly Dean, Wharton School of Business, University of Pennsylvania; Director, ICG-Commerce, Inc., Investor Force Holdings; Sunoco; Fannie Mae; Reliance Group Holdings; CVS Corporation; Knight-Ridder, Inc.; Internet Capital Group; formerly Director, IKON Office Solutions, Inc., Fiserv, Digital Equipment Corporation and Union Carbide Corporation.

JOSEPH P. HEALY
Trustee; Headmaster, Ethical Culture Fieldston School; Trustee, Springside School; formerly Headmaster, Haverford School; Dean, Hobart College; Associate Dean, William & Mary College.

LORRAINE TRUTEN, CFA
President, MAS Funds; Principal, Morgan Stanley & Co. Incorporated; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

JAMES A. GALLO
Vice President and Treasurer, MAS Funds; Head of Fund Administration, Miller Anderson & Sherrerd, LLP; Vice President, Morgan Stanley & Co. Incorporated; formerly Vice President and Director of Investment Accounting, PFPC, Inc.

JOSEPH J. KEARNS
Trustee; Investment Consultant; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation; formerly, CFO of The J. Paul Getty Trust.

VINCENT R. MCLEAN
Trustee; Director, Legal and General America, Inc.; Director, Banner Life Insurance Co.; Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management; Director, CitiFunds, CitiSelect Folios and related portfolios; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.; Director, The Indonesia Fund and the Landmark Funds; Director, Ministers and Missionaries Benefit Board of American Baptist Churches.

RICHARD J. SHOCH
Secretary, MAS Funds; Fund Administration Manager, Miller Anderson & Sherrerd, LLP; Vice President, Morgan Stanley & Co. Incorporated; formerly Counsel, Vice President and Assistant Secretary, SEI Corporation.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

 This report should be preceded or accompanied by a prospectus.

 MAS Fund Distribution, Inc. serves as General Distribution Agent for MAS Funds.

 Date of first use: May, 2000

--------------------------------------------------------------------------------

                                   [MAS LOGO]

                                 [MAS ADDRESS]

                                Printed in U.S.A

                       This Report has been prepared for
                     shareholders and may be distributed to
                  others only if preceded or accompanied by a
                              current prospectus.